Income taxes (Tables)	6 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Reconciliation of Unrecognized Tax Benefits
US$

Balance as of December 31, 2015	17,842,283
Movement in current year due to foreign exchange rate fluctuation	239,190
Balance as of June 30, 2016	18,081,473